Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.9%
	Communication Services - 8.2%
1,381	Alphabet, Inc. - Class A (a)	$1,979,691
71,593	Altice USA, Inc. - Class A (a)	1,841,372
51,660	AT&T, Inc.	1,594,228
4,005	Charter Communications, Inc. - Class A (a)	2,178,720
45,277	Cinemark Holdings, Inc.	680,513
45,253	Comcast Corporation - Class A	1,792,019
17,871	Electronic Arts, Inc. (a)	2,195,988
53,670	Fox Corporation - Class A	1,565,554
74,396	Liberty Latin America Ltd. - Class C (a)	714,202
146,070	Lions Gate Entertainment Corporation - Class A (a) (b)	1,164,178
147,586	News Corporation - Class A	1,807,928
25,970	Omnicom Group, Inc.	1,422,896
82,028	Telephone & Data Systems, Inc.	1,680,754
85,784	The Interpublic Group of Companies, Inc.	1,467,764
24,492	T-Mobile US, Inc. (a)	2,450,180
21,466	United States Cellular Corporation (a)	676,394
32,953	Verizon Communications, Inc.	1,890,843
		27,103,224
	Consumer Discretionary - 11.8%
123,640	Bed Bath & Beyond, Inc. (b)	898,863
22,458	Best Buy Company, Inc.	1,753,745
71,167	Big Lots, Inc.	2,757,721
54,607	BorgWarner, Inc.	1,755,615
29,808	Cooper Tire & Rubber Company	766,960
25,213	Dillards, Inc. - Class A (b)	756,642
32,472	DR Horton, Inc.	1,795,702
19,081	Group 1 Automotive, Inc.	1,200,958
26,217	John Wiley & Sons, Inc. - Class A	1,053,923
51,239	KB Home	1,694,986
37,232	Kohl’s Corporation	715,599
35,499	La-Z-Boy, Inc.	913,034
11,411	Lear Corporation	1,210,137
29,402	Lennar Corporation - Class A	1,777,645
59,595	LKQ Corporation (a)	1,636,479
28,112	Meritage Homes Corporation (a) (b)	1,953,784
17,597	Murphy USA, Inc. (a)	2,043,012
51,761	Nordstrom, Inc. (b)	834,905
580,105	Office Depot, Inc.	1,432,859
42,559	PulteGroup, Inc.	1,445,729
64,081	Rent-A-Center, Inc.	1,631,502
17,327	Target Corporation	2,119,612
74,786	The Buckle, Inc.	1,052,987
43,449	Toll Brothers, Inc.	1,403,837
119,517	TRI Pointe Group, Inc. (a)	1,711,484
74,550	Urban Outfitters, Inc. (a)	1,262,877
25,182	Winnebago Industries, Inc.	1,369,901
		38,950,498
	Consumer Staples - 7.9%
12,002	Casey’s General Stores, Inc.	1,917,080
68,806	Darling Ingredients, Inc. (a)	1,603,868
75,413	Edgewell Personal Care Company (a)	2,294,063
23,164	Fresh Del Monte Produce, Inc.	576,552
21,856	Ingredion, Inc.	1,840,931
35,541	Molson Coors Brewing Company - Class B	1,349,136
38,040	Performance Food Group Company (a)	1,013,766
72,050	Pilgrim’s Pride Corporation (a)	1,489,274
13,875	Sanderson Farms, Inc.	1,831,778
79,947	Sprouts Farmers Market, Inc. (a)	2,009,068
24,111	Sysco Corporation	1,329,963
17,182	The JM Smucker Company	1,957,545
70,605	The Kroger Company	2,303,135
23,563	Tyson Foods, Inc. - Class A	1,447,711
15,671	Universal Corporation	690,464
48,073	US Foods Holding Corporation (a)	920,117
16,918	USANA Health Sciences, Inc. (a)	1,433,293
824	Walmart, Inc.	102,225
		26,109,969

	Energy - 3.5%
69,370	Apache Corporation	748,502
9,648	Chevron Corporation	884,722
32,580	ConocoPhillips	1,374,224
48,040	Delek US Holdings, Inc.	944,947
43,708	HollyFrontier Corporation	1,374,617
64,332	Marathon Oil Corporation	343,533
85,684	Murphy Oil Corporation (b)	1,023,924
191,983	Patterson-UTI Energy, Inc.	708,417
20,617	Phillips 66	1,613,486
23,196	Valero Energy Corporation	1,545,782
161,651	WPX Energy, Inc. (a)	916,561
		11,478,715
	Financials - 13.6%
35,836	Aflac, Inc.	1,306,939
18,247	American Financial Group, Inc.	1,099,199
12,114	Ameriprise Financial, Inc.	1,696,808
15,395	Assurant, Inc.	1,579,219
19,540	Capital One Financial Corporation	1,329,502
112,584	CNO Financial Group, Inc.	1,615,580
53,749	Federated Hermes, Inc.	1,190,003
32,055	First American Financial Corporation	1,618,457
18,977	Globe Life, Inc.	1,461,609
67,026	Green Dot Corporation (a)	2,559,053
49,042	Legg Mason, Inc.	2,443,763
21,742	LPL Financial Holdings, Inc.	1,552,161
30,925	Mercury General Corporation	1,244,113
39,422	Metlife, Inc.	1,419,586
86,349	Old Republic International Corporation	1,346,181
47,568	OneMain Holdings, Inc.	1,109,761
21,661	Prudential Financial, Inc.	1,320,455
80,303	Radian Group, Inc.	1,275,212
12,902	Reinsurance Group of America, Inc.	1,170,856
26,058	State Street Corporation	1,588,496
31,803	Stifel Financial Corporation	1,517,321
61,201	Synchrony Financial	1,246,664
16,958	The Allstate Corporation	1,658,662
40,280	The Charles Schwab Corporation	1,446,455
14,446	The Hanover Insurance Group, Inc.	1,449,656
34,828	The Hartford Financial Services Group, Inc.	1,333,564
55,494	Unum Group	840,734
32,869	Voya Financial, Inc.	1,480,748
124,571	Waddell & Reed Financial, Inc.	1,624,406
26,189	Walker & Dunlop, Inc.	1,060,655
34,929	Western Alliance Bancorp	1,332,541
		44,918,359
	Health Care - 13.0%
23,877	AbbVie, Inc.	2,212,682
19,195	AmerisourceBergen Corporation	1,830,051
8,895	Amgen, Inc.	2,043,182
28,453	AMN Healthcare Services, Inc. (a)	1,262,175
6,886	Anthem, Inc.	2,025,241
31,052	Arena Pharmaceuticals, Inc. (a)	1,855,978
7,077	Biogen, Inc. (a)	2,173,276
30,862	Bristol-Myers Squibb Company	1,843,079
37,170	Cardinal Health, Inc.	2,032,827
30,654	Centene Corporation (a)	2,030,828
9,711	Cigna Corporation	1,916,175
27,757	CVS Health Corporation	1,820,026
24,128	DaVita, Inc. (a)	1,953,403
63,137	Envista Holdings Corporation (a)	1,334,716
28,303	Henry Schein, Inc. (a)	1,718,558
5,668	Humana, Inc.	2,327,564
11,073	Laboratory Corporation of America Holdings (a)	1,941,318
20,806	Magellan Health, Inc. (a)	1,560,242
77,209	MEDNAX, Inc. (a)	1,199,056
84,644	Patterson Companies, Inc.	1,666,640
44,999	Prestige Consumer Healthcare, Inc. (a)	1,898,958
18,040	Quest Diagnostics, Inc.	2,133,771
7,092	UnitedHealth Group, Inc.	2,161,996
		42,941,742

	Industrials - 11.2%
40,498	AECOM (a)	1,570,108
40,530	Arcosa, Inc.	1,547,030
36,870	BMC Stock Holdings, Inc. (a)	964,888
73,845	Builders FirstSource, Inc. (a)	1,536,714
7,578	Cummins, Inc.	1,285,229
23,039	EMCOR Group, Inc.	1,464,128
16,472	FTI Consulting, Inc. (a)	1,984,217
45,010	GMS, Inc. (a)	922,255
39,144	Hawaiian Holdings, Inc.	564,848
27,272	Hub Group, Inc. - Class A (a)	1,275,511
98,332	JetBlue Airways Corporation (a)	990,203
20,735	ManpowerGroup, Inc.	1,433,618
34,080	MasTec, Inc. (a)	1,334,232
22,355	Oshkosh Corporation	1,605,536
30,958	Owens Corning	1,625,295
25,966	PACCAR, Inc.	1,917,849
24,402	Regal Beloit Corporation	1,940,935
22,085	Saia, Inc. (a)	2,394,897
71,639	Schneider National, Inc. - Class B	1,731,515
27,523	SkyWest, Inc.	882,663
40,170	UFP Industries, Inc.	1,836,974
9,555	UniFirst Corporation	1,717,989
13,250	United Rentals, Inc. (a)	1,840,293
52,986	Werner Enterprises, Inc.	2,449,013
		36,815,940
	Information Technology - 21.2%
33,316	Activision Blizzard, Inc.	2,398,086
26,868	Amdocs Ltd.	1,672,802
118,458	Amkor Technology, Inc. (a)	1,253,286
6,296	Apple, Inc.	2,001,750
33,119	Applied Materials, Inc.	1,860,625
24,994	Arrow Electronics, Inc. (a)	1,726,586
50,199	Avnet, Inc.	1,367,421
30,659	Belden, Inc.	1,043,632
38,175	Benchmark Electronics, Inc.	808,928
7,426	CACI International, Inc. (a)	1,862,292
43,370	Cardtronics PLC (a)	1,049,120
14,720	CDW Corp/DE	1,632,595
23,929	Cirrus Logic, Inc. (a)	1,734,374
31,833	Cognizant Technology Solutions Corporation	1,687,149
16,079	CSG Systems International, Inc.	761,341
36,052	Diodes, Inc. (a)	1,753,569
48,322	EchoStar Corporation - Class A (a)	1,505,714
43,916	FormFactor, Inc. (a)	1,105,366
136,334	Hewlett Packard Enterprise Company	1,323,803
29,217	Insight Enterprises, Inc. (a)	1,497,663
18,401	j2 Global, Inc.	1,440,798
48,192	Jabil, Inc.	1,441,905
76,526	Juniper Networks, Inc.	1,856,521
71,111	KBR, Inc.	1,667,553
19,550	Leidos Holdings, Inc.	2,058,419
18,590	ManTech International Corporation - Class A	1,445,187
26,075	MAXIMUS, Inc.	1,877,921
35,304	Micron Technology, Inc. (a)	1,691,415
35,019	NetApp, Inc.	1,559,746
6,104	NETGEAR, Inc. (a)	157,056
45,429	NetScout Systems, Inc. (a)	1,247,935
102,151	Nuance Communications, Inc. (a)	2,337,215
84,905	ON Semiconductor Corporation (a)	1,400,083
10,950	OSI Systems, Inc. (a)	829,682
68,752	Perspecta, Inc.	1,524,232
20,104	Plexus Corporation (a)	1,291,079
17,551	Qorvo, Inc. (a)	1,838,292
22,436	QUALCOMM, Inc.	1,814,624
40,771	Sanmina Corporation (a)	1,084,916
16,650	Skyworks Solutions, Inc.	1,973,691
23,790	Sykes Enterprises, Inc. (a)	648,515
28,476	Synaptics, Inc. (a)	1,814,491
14,231	SYNNEX Corporation	1,517,736
28,015	Teradyne, Inc.	1,877,565
102,523	TTM Technologies, Inc. (a)	1,186,191
8,200	Zebra Technologies Corporation (a)	2,142,824
		69,771,694

	Materials - 3.2%
39,059	Boise Cascade Company	1,329,178
95,129	Commercial Metals Company	1,632,414
54,209	Domtar Corporation	1,105,863
1,535	International Paper Company	52,267
40,279	Nucor Corporation	1,702,190
17,228	Reliance Steel & Aluminum Company	1,671,116
64,923	Steel Dynamics, Inc.	1,724,355
49,220	WestRock Company	1,381,113
		10,598,496
	Real Estate - 3.3%
129,052	Apple Hospitality REIT, Inc.	1,317,621
120,357	CoreCivic, Inc.	1,447,895
110,896	Host Hotels & Resorts, Inc.	1,324,098
174,302	Lexington Realty Trust	1,694,215
145,893	Newmark Group, Inc. - Class A	620,045
192,204	Realogy Holdings Corporation	1,164,756
1,298	Spirit Realty Capital, Inc.	36,902
153,670	Sunstone Hotel Investors, Inc.	1,359,980
30,015	Vornado Realty Trust	1,086,843
71,677	Xenia Hotels & Resorts, Inc.	645,093
		10,697,448
	Utilities - 3.0%
6,881	Entergy Corporation	700,624
40,937	Hawaiian Electric Industries, Inc.	1,615,374
34,265	MDU Resources Group, Inc.	745,606
54,041	NRG Energy, Inc.	1,948,178
32,729	Portland General Electric Company	1,541,863
98,749	The AES Corporation	1,233,375
92,536	Vistra Energy Corporation	1,891,436
		9,676,456
	TOTAL COMMON STOCKS (Cost $369,218,294)	329,062,541

SHORT-TERM INVESTMENTS - 0.0% (c)
	Money Market Funds - 0.0% (c)
158,462	First American Government Obligations Fund - Class X, 0.091% (d)	158,462
	TOTAL SHORT-TERM INVESTMENTS (Cost $158,462)	158,462
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%
	First American Government Obligations Fund - Class Z, 0.04% (d)	5,026,328
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 5,026,328)	5,026,328
	TOTAL INVESTMENTS - 101.4% (Cost $374,403,084)	334,247,331
	Liabilities in Excess of Other Assets - (1.4)%	(4,647,376)
	NET ASSETS - 100.0%	$329,599,955

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of May 31, 2020. Total value of securities out on loan is $4,693,711 or 1.4% of net assets.
(c)	Less than 0.05%.
(d)	Annualized seven-day yield as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$329,062,541	$-	$-	$329,062,541
Short-Term Investments	158,462	-	-	158,462
Investments Purchased with Proceeds from Securities Lending	5,026,328	-	-	5,026,328
Total Investments in Securities	$334,247,331	$-	$-	$334,247,331

^See Schedule of Investments for sector breakouts.
For the period ended May 31, 2020, the Fund did not recognize any transfers into or out of Level 3.